CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB7,645 and RMB3,481 as of December 31, 2023 and 2024, respectively)	¥ 72,090	¥ 105,691
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB26,810 and RMB11,063 as of December 31, 2023 and 2024, respectively)	19,574	41,579
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB8,646 and RMB6,639 as of December 31, 2023 and 2024, respectively)	460,143	391,217
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2023 and 2024)	20,088	17,946
Lease liabilities due within one year	39,409	45,464
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of nil and RMB10,628 as of December 31, 2023 and 2024, respectively)	¥ 103,306	¥ 111,591
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000
Common stock, shares designated | shares	3,039,147,394	3,039,147,394
Variable Interest Entity Primary Beneficiary
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB7,645 and RMB3,481 as of December 31, 2023 and 2024, respectively)	¥ 3,481	¥ 7,645
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB26,810 and RMB11,063 as of December 31, 2023 and 2024, respectively)	11,064	26,810
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2023 and 2024)	929	929
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of nil and RMB10,628 as of December 31, 2023 and 2024, respectively)	10,628	0
Variable Interest Entity Primary Beneficiary | Without Recourse
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB7,645 and RMB3,481 as of December 31, 2023 and 2024, respectively)	3,481	7,645
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB26,810 and RMB11,063 as of December 31, 2023 and 2024, respectively)	11,064	26,810
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB8,646 and RMB6,639 as of December 31, 2023 and 2024, respectively)	6,639	8,646
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2023 and 2024)	929	929
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of nil and RMB10,628 as of December 31, 2023 and 2024, respectively)	¥ 10,628	¥ 0
Class A Ordinary Shares
Common stock, shares authorized | shares	6,000,000,000	6,000,000,000
Common stock, shares issued | shares	2,096,600,883	2,030,600,883
Common stock, shares outstanding | shares	1,234,627,468	1,487,546,132
Class B Ordinary Shares
Common stock, shares authorized | shares	960,852,606	960,852,606
Common stock, shares issued | shares	600,572,880	666,572,880
Common stock, shares outstanding | shares	600,572,880	666,572,880